Investment Strategy	Oct. 31, 2025
(American Beacon Funds) | (American Beacon Balanced Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, between 50% and 70% of the Fund’s total assets are invested in equity securities and between 30% and 50% of the Fund’s total assets are invested in debt securities.
The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk.
The Fund’s equity investments may include common stocks, preferred stocks, convertible securities, including convertible preferred securities, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), depositary receipts, which may include American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”). The Fund’s investments in stocks include dividend-paying stocks. The Fund principally invests in large-capitalization and mid-capitalization companies.
The Fund’s sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the S&P 500® Index):
■	above-average earnings growth potential,
■	below-average price to earnings ratio,
■	below-average price to book value ratio, and
■	above-average dividend yields.
Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The sub-advisors typically seek to invest in companies that they believe to be undervalued at the time of purchase. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.
The Fund’s debt securities may include: debentures; obligations of the U.S. Government, its agencies and instrumentalities, including U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as notes and bonds; mortgage-backed and mortgage-related securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBSs”); asset-backed securities; and variable and floating rate securities, which pay interest at variable rates, certain of which are based on a lending rate.
The Fund will only buy debt securities that are deemed by the Manager or sub-advisors, as applicable, to be investment grade at the time of the purchase. If an investment held by the Fund is downgraded below investment grade, the Manager or sub-advisors, as applicable, will take action that they believe to be advantageous to the Fund. The Fund has no limitations regarding the duration of the debt securities it can buy.
In determining which debt securities to buy and sell, the Manager and the sub-advisors generally use either a “top-down” or “bottom-up” investment strategy, or a combination of both strategies. The top-down fixed income investment strategy is implemented as follows:
■	Develop an overall investment strategy, including a portfolio duration target, by examining the current trends in the U.S. economy.
■
Set desired portfolio duration structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

■	Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.
■	Select specific debt securities within each security type.
■	Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.
The bottom-up fixed income investment strategy is implemented as follows:
■	Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar duration.
■	Evaluate credit quality of the securities.
■	Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.  The Fund may also purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

(American Beacon Funds) | (American Beacon Garcia Hamilton Quality Bond Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade bonds. For purposes of the 80% policy, investment grade bonds include other investment grade debt securities. The Fund considers investment grade debt securities to be debt securities that are rated A-/A3 or better by S&P Global Ratings (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings Inc. (“Fitch”).
The types of investment grade debt securities that the Fund invests in primarily include obligations of the U.S. Government (such as U.S. Treasuries), its agencies and  instrumentalities, including U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), corporate bonds, debentures, and mortgage-backed and mortgage-related securities, including mortgage pass-through securities. These types of obligations may have fixed-rate or floating-rate coupons (or variable rate coupons), which pay interest at variable rates based on a lending rate, such as the Secured Overnight Financing Rate (“SOFR”), and are commonly referred to as fixed income securities or bonds. If an investment held by the Fund is downgraded below investment grade, the sub-advisor may sell the security or request the Manager’s permission to continue to hold the security.
In selecting investment grade debt securities within the corporate sector, the sub-advisor first focuses on the largest U.S. issuers and companies rated A-/A3 or better by at least two rating agencies. The sub-advisor then utilizes screens to identify issuers that carry high levels of unquantifiable risk that could have a financial impact on the issuers, which includes risks associated with environmental, social, and/or governance (“ESG”) considerations. This includes, but is not limited to, risks associated with foreign companies, Yankee bonds, alcohol, tobacco, gambling, and defense contractors. Issuers identified as having a higher risk profile during this stage are either excluded from further consideration or subject to further evaluation to determine their inclusion in the investable universe. The sub-advisor then utilizes research and/or rankings provided by one or more third parties to analyze and scale the remaining issuers based on the sustainability of their operations and their consideration of ESG principles as an integrated part of the sub-advisor’s evaluation and investment process. These investment considerations are not solely determinative in any investment decision. Thereafter, if the sub-advisor deems securities to be comparable from an investment perspective, the sub-advisor generally expects to select for the Fund’s portfolio the securities with the highest ranking consistent with the sub-advisor’s proprietary scale methodology.
Under normal circumstances, the Fund seeks to maintain a weighted-average duration that is 10% above or below the Fund’s benchmark, with a maximum duration range of above or below 25% for extreme market conditions. The Fund uses the Bloomberg US Aggregate Bond Index (“Benchmark”).  As of December 31, 2025, the Benchmark’s duration was 6.0 years, which means that the Fund’s duration would have been expected to range from approximately 5.4 years to approximately 6.6 years at that time under normal circumstances, and in extreme market conditions, to range from approximately 4.5 years to approximately 7.5 years at that time. The Benchmark’s duration is expected to change over time and could be higher or lower at a future date, and the Fund’s duration may change accordingly. Duration is an indicator of a bond’s price sensitivity to a change in interest rates. For example, a duration of eight years means that a security’s price would be expected to decrease by approximately 8% with a 1% increase in interest rates. The Fund may invest in securities of any maturity, but typically invests in securities with maximum maturities of up to 30 years.
The sub-advisor follows a fixed income investment strategy that focuses on high current income, given its outlook for interest rates, and the preservation of capital. In selecting securities for the Fund, the sub-advisor employs a top-down approach, which includes a broad fundamental analysis of the current fixed income markets, including duration, the yield curve, and the performance of market sectors. Through this analysis, the sub-advisor creates defined parameters for the selection of investments for the Fund’s portfolio and implements a proprietary investment process comprised of qualitative and quantitative components.
The Fund may have a focused portfolio of fewer companies than other diversified funds. The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.

(American Beacon Funds) | (American Beacon International Equity Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and securities convertible into common stocks (collectively, “stocks”) of issuers based in at least three different countries located outside the United States.
The Fund considers a company to be based in a country located outside the United States if the company is classified by  MSCI Inc. as a non-United States company. For companies that have not been classified by MSCI Inc., the sub-advisors may consider a company to be based outside the United States if:
■	the company’s security is primarily listed for trading in a non-United States market;
■	the company is headquartered in a non-United States country; or
■	the company has at least half of its assets or derives at least half of its revenues outside the United States.
The Fund primarily invests in countries represented in the MSCI® EAFE Index. The MSCI EAFE Index is designed to represent the performance of large- and mid-capitalization securities across 21 developed markets countries, including countries in Europe, Australasia and the Far East, and excluding the U.S. and Canada. It covers approximately 85% of the free float-adjusted market capitalization in each country. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The Fund may use foreign currency futures contracts, foreign currency forward contracts, including non-deliverable forward contracts (“NDFs”), and currency swaps as a hedge against foreign currency fluctuations.
The Fund principally invests in large-capitalization and mid-capitalization companies, and to a lesser extent in small-capitalization companies. The Fund’s investments in stocks may include depositary receipts, which may include American depositary receipts (“ADRs”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk.
The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to that stock’s country, sector or industry):
■	above-average return on equity or earnings growth potential,
■	below-average price to earnings or price to cash flow ratio,
■	below-average price to book value ratio, and
■	above-average dividend yields.
The sub-advisors may consider potential changes in currency exchange rates when choosing stocks. Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Fund may have significant exposure to issuers located in, or with economic ties to, Europe and the United Kingdom. However, as the geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to Europe and/or the United Kingdom may decline, and the Fund’s exposure to other geographic areas may increase.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee. The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

(American Beacon Funds) | (American Beacon Large Cap Value Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large market capitalization U.S. companies that the Fund considers to have value characteristics.
The Fund considers large market capitalization companies to be those with market capitalizations within the market capitalization range of the companies in the Russell 1000® Index. The Russell 1000 Index measures the performance of the 1,000 largest  U.S. companies based on total market capitalization. As of December 31, 2025, the Russell 1000 Index consisted of companies with market capitalizations of $1.3 billion and greater. The Fund considers a company to be a U.S. company if:
■	the company is incorporated in the United States;
■	the company’s security is primarily listed for trading in a United States market;
■	the company is headquartered in the United States; or
■	the company has at least half of its assets or derives at least half of its revenues in the United States.
The Fund considers a company to have value characteristics if it has one or more of the following characteristics (relative to the S&P 500® Index):
■	below-average price to earnings ratio,
■	below-average price to book value ratio,
■	below-average price to cash flow ratio, or
■	below-average price to sales ratio.
The Fund principally invests in large-capitalization and mid-capitalization companies, and to a lesser extent in small-capitalization companies.  The Fund’s investments in equity securities may include common stocks, depositary receipts, which may include American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”). The Fund’s investments in stocks include dividend-paying stocks.
The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk.
Each of the Fund’s sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The sub-advisors typically seek to invest in companies that they believe are undervalued at the time of purchase. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.
The Fund may have significant exposure to the  Financials sector. However, as the composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financials sector, may decline, and the Fund’s exposure to other market sectors may increase.
The Fund may invest cash balances in a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.  The Fund also may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

(American Beacon Funds) | (American Beacon Small Cap Value Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization U.S. companies that the Fund considers to have value characteristics.
The Fund considers small market capitalization companies to be those with market capitalizations within the market capitalization range of the companies in the Russell 2000® Index. As of December 31, 2025, the Russell 2000 Index consisted of companies with market capitalizations of $5.61 million to $4.55  billion. The Fund considers a company to be a U.S. company if:
■	the company is incorporated in the United States;
■	the company’s security is primarily listed for trading in a United States market;
■	the company is headquartered in the United States; or
■	the company has at least half of its assets or derives at least half of its revenues in the United States.
The Fund considers a company to have value characteristics if it has one or more of the following characteristics (relative to the Russell 2000 Index):
■	below-average price to earnings ratio,
■	below-average price to book value ratio,
■	below-average price to cash flow ratio, or
■	below-average price to sales ratio.
The Fund may also invest in mid-capitalization and micro-capitalization companies. The Fund’s investments principally include common stocks and real estate investment trusts (“REITs”). The Fund’s investments in stocks also include dividend-paying stocks.
The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk. Except for Brandywine Global Investment Management, LLC (“Brandywine Global”), each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The process is research driven and takes into consideration items such as a company’s tangible assets, sustainability of its cash flows, capital intensity and financial leverage.
Brandywine Global employs a primarily quantitative strategy that focuses on buying stocks deemed to be less expensive based on price to earnings ratio or price to book value ratio and that have positive price momentum.
For each sub-advisor, the decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Fund may have significant exposure to the  Financials sector. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financials sector may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee. The Fund may purchase and sell equity index futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.
The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.

(American Beacon IMC International Small Cap Fund) | (American Beacon IMC International Small Cap Fund)
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small market capitalization companies that are economically tied to countries outside of the United States, including developed and emerging market countries.
The Fund considers a company to be economically tied to a country outside of the United States if the company is included in the  MSCI® ACWI ex USA Small Cap Index or is otherwise classified by MSCI as a non-United States company. The Fund may also consider other companies to be economically tied to a country outside of the United States if the sub-advisor determines that:
■	the company’s security is primarily listed for trading in a non-United States market;
■	the company is headquartered in a non-United States country; or
■	the company has at least half of its assets or derives at least half of its revenues outside the United States.
The Fund considers small market capitalization companies to have market capitalizations within the market capitalization range of the companies in the  MSCI ACWI ex USA Small Cap Index. The market capitalization range of the MSCI ACWI ex USA Small Cap Index was $138.33 million to $13.08  billion as of December 31, 2025.   The Fund may also hold smaller companies considered micro-capitalization companies, as well as mid-capitalization companies. The
Fund invests principally in equity securities, which may include common stocks and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. The Fund’s investments in equity securities may be denominated in foreign currencies, and the Fund may invest directly in foreign currencies.
The investment process of the Fund’s sub-advisor is based on bottom-up analysis of companies rather than top-down country or sector allocation. The sub-advisor’s process is intended to add long-term value primarily through stock selection. The Fund may have significant exposure to emerging market securities and European companies, and to the Industrials sector. However, as the composition of the Fund’s portfolio changes over time, the Fund’s exposure to emerging markets  and Europe, and to the Industrials sector, may be lower at a future date, and the Fund’s exposure to other countries or regions, or other market sectors, may be higher.
The sub-advisor seeks to generate returns by harnessing the power of the momentum premium, which is the principle that companies that have outperformed in the recent past will continue to outperform for a period of time. The sub-advisor seeks to exploit behavioral biases around change, which cause investors to  underreact to new information. The sub-advisor believes these underreactions to new information lead to opportunities to invest in companies with improving or accelerating financial performance that is expected to continue, otherwise known as momentum. The sub-advisor’s disciplined “Informed Momentum” approach to investing combines stock selection, tailored risk management, and efficient implementation to seek to harness the momentum premium to generate returns. The stocks of companies held by the Fund may exhibit characteristics of both value stocks and growth stocks during the time they are held by the Fund. The Fund holds approximately 100-150 investments.
The Fund may also invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager also receives a management fee. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.